Schedule of Operating Lease Right-of-use Asset and Liability (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Office lease ROU		$ 236,009	$ 236,009
Less accumulated amortization	$ (201,188)	(166,367)	(119,939)
Right-of-use asset, net	34,821	69,642	116,070
Office lease liability		236,009	236,009
Reduction of lease liability		(164,680)	(116,467)
Total	33,961	71,329	$ 119,542
Right-of-use asset	$ 236,009	$ 236,009